Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2013	2014
	$	$
Leasehold improvements	6,284,893	9,027,914
Furniture, fixtures and equipment	4,217,114	6,756,800
Motor vehicles	1,053,463	1,168,695
Software	2,593,932	4,344,738

	14,149,402	21,298,147
Accumulated depreciation	(5,409,226)	(8,107,758)

	8,740,176	13,190,389
Construction in progress	672,137	1,662,177

Property and equipment, net	9,412,313	14,852,566